Schedule IV - Reinsurance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Abstract]
Direct gross	$ 511.2	$ 454.5	$ 450.2
Ceded to other companies	400.1	463.9	349.1
Assumed from other companies	1,391.5	1,366.5	989.1
Net amount	$ 1,502.6	$ 1,357.1	$ 1,090.2
Percentage of amount assumed to net	93.00%	101.00%	91.00%